UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:       Heitman Real Estate Securities LLC
Address:    191 North Wacker Drive
            Suite 2500
            Chicago, IL  60606

Form 13F File Number:   28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy B. Lynn
Title:      Vice President
Phone:      312-849-4153

Signature, Place and Date of Signing:



                                    Chicago, IL
--------------------------------   -------------       ------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:         FIVE (5)

Form 13F Information Table Entry Total:   131

Form 13F Information Table Value Total:   3,536,014

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number       Name

1           028-11931                  Old Mutual (US) Holdings, Inc.

2           028-11581                  Old Mutual Capital, Inc.

3           028-598                    The Penn Mutual Life Insurance Company

4           028-12002                  Heitman LLC

5           028-12003                  KE I LLC

                                     TITLE OF               VALUE    SHARES/ SH/  PUT/   INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                    CLASS       CUSIP    (x$1000)  PRN AMT PRN  CALL   DSCRETN  MANAGERS    SOLE   SHARED   NONE
-----------------------              -------    ---------  --------  ------- ---  ----   -------  ---------  ------ -------  ------
Acadia Realty Trust                  COM SH BEN 004239109    1290      50379 SH          OTHER    1,2,4,5    50379
Acadia Realty Trust                  COM SH BEN 004239109     627      24500 SH          OTHER    1,3,4,5    24500
Acadia Realty Trust                  COM SH BEN 004239109   39763    1552617 SH          DEFINED  1,4,5     529959          1022658
AMB Property Corp                    COM        00163T109  141695    2461691 SH          DEFINED  1,4,5     851963          1609728
AMB Property Corp                    COM        00163T109    4195      72873 SH          OTHER    1,2,4,5    72873
AMB Property Corp                    COM        00163T109    2032      35300 SH          OTHER    1,3,4,5    35300
American Campus Communities          COM        024835100    3740     139297 SH          DEFINED  1,4,5     105926            33371
American Financial Realty Trust      COM        02607P305    5146     641700 SH          DEFINED  1,4,5                      641700
Avalonbay Communities, Inc.          COM        053484101  157724    1675415 SH          DEFINED  1,4,5     581528          1093887
Avalonbay Communities, Inc.          COM        053484101    4844      51452 SH          OTHER    1,2,4,5    51452
Avalonbay Communities, Inc.          COM        053484101    2363      25100 SH          OTHER    1,3,4,5    25100
Biomed Realty Trust Inc              COM        09063H107   57432    2478736 SH          DEFINED  1,4,5     840039          1638697
Biomed Realty Trust Inc              COM        09063H107    2114      91225 SH          OTHER    1,2,4,5    91225
Biomed Realty Trust Inc              COM        09063H107    1026      44300 SH          OTHER    1,3,4,5    44300
Boston Properties, Inc.              COM        101121101  178073    1939582 SH          DEFINED  1,4,5     644803          1294779
Boston Properties, Inc.              COM        101121101    4863      52969 SH          OTHER    1,2,4,5    52969
Boston Properties, Inc.              COM        101121101    2369      25800 SH          OTHER    1,3,4,5    25800
Brandywine Realty Trust              COM        105368203    2440     136100 SH          DEFINED  1,4,5                      136100
BRE Properties, Inc.                 COM        05564E106   21253     524377 SH          DEFINED  1,4,5      97277           427100
BRE Properties, Inc.                 COM        05564E106     797      19668 SH          OTHER    1,2,4,5    19668
BRE Properties, Inc.                 COM        05564E106     336       8300 SH          OTHER    1,3,4,5     8300
Brookfield Properties Corp.          COM        112900105   20135    1045979 SH          DEFINED  1,4,5     770986           274993
Brookfield Properties Corp.          COM        112900105    1551      80550 SH          OTHER    1,2,4,5    80550
Brookfield Properties Corp.          COM        112900105     487      25300 SH          OTHER    1,3,4,5    25300
Camden Property Trust                COM SH BEN 133131102    2532      52576 SH          OTHER    1,2,4,5    52576
Camden Property Trust                COM SH BEN 133131102    1233      25600 SH          OTHER    1,3,4,5    25600
Camden Property Trust                COM SH BEN 133131102   79095    1642677 SH          DEFINED  1,4,5     550291          1092386
CBL & Associates Properties, Inc.    COM        124830100    4631     193678 SH          DEFINED  1,4,5      66778           126900
Cedar Shopping Centers Inc           COM        150602209     820      80200 SH          DEFINED  1,4,5                       80200
Cogdell Spencer Inc.                 COM        19238U107     961      60200 SH          DEFINED  1,4,5                       60200
Colonial Properties Trust            COM        195872106   15094     667005 SH          DEFINED  1,4,5      23966           643039
Corporate Office Properties Trust    COM        22002T108    9683     307409 SH          DEFINED  1,4,5      68182           239227
Corporate Office Properties Trust    COM        22002T108     338      10720 SH          OTHER    1,2,4,5    10720
DiamondRock Hospitality Company      COM        252784301   30315    2023692 SH          DEFINED  1,4,5     715357          1308335
DiamondRock Hospitality Company      COM        252784301    1395      93129 SH          OTHER    1,2,4,5    93129
DiamondRock Hospitality Company      COM        252784301     683      45600 SH          OTHER    1,3,4,5    45600
Digital Realty Trust Inc.            COM        253868103   65624    1710305 SH          DEFINED  1,4,5     619503          1090802
Digital Realty Trust Inc.            COM        253868103    2172      56610 SH          OTHER    1,2,4,5    56610
Digital Realty Trust Inc.            COM        253868103    1055      27500 SH          OTHER    1,3,4,5    27500
Duke Realty Corporation              COM        264411505    1698      65100 SH          DEFINED  1,4,5                       65100
EastGroup Properties, Inc.           COM        277276101   32747     782496 SH          DEFINED  1,4,5     275959           506537
EastGroup Properties, Inc.           COM        277276101    1044      24956 SH          OTHER    1,2,4,5    24956
EastGroup Properties, Inc.           COM        277276101     506      12100 SH          OTHER    1,3,4,5    12100
Education Realty Trust               COM        28140H104     797      70900 SH          DEFINED  1,4,5                       70900
Entertainment Properties Trust       COM SH BEN 29380T105   21811     464061 SH          DEFINED  1,4,5      50861           413200
Equity Residential                   COM SH BEN 29476L107    2629      72077 SH          OTHER    1,2,4,5    72077
Equity Residential                   COM SH BEN 29476L107    1284      35200 SH          OTHER    1,3,4,5    35200
Equity Residential                   COM SH BEN 29476L107   76222    2089991 SH          DEFINED  1,4,5     723144          1366847
Essex Property Trust Inc.            COM        297178105   50890     522000 SH          DEFINED  1,4,5     199589           322411
Essex Property Trust Inc.            COM        297178105    1635      16772 SH          OTHER    1,2,4,5    16772
Essex Property Trust Inc.            COM        297178105     751       7700 SH          OTHER    1,3,4,5     7700
Extra Space Storage Inc              COM        30225T102    3038     212610 SH          DEFINED  1,4,5                      212610
Federal Realty Investment Trust      COM SHS    313747206    3174      38631 SH          OTHER    1,2,4,5    38631
Federal Realty Investment Trust      COM SHS    313747206    1544      18800 SH          OTHER    1,3,4,5    18800
Federal Realty Investment Trust      COM SHS    313747206  105344    1282342 SH          DEFINED  1,4,5     432903           849439
First Potomac Realty Trust           COM        33610F109    2799     161859 SH          DEFINED  1,4,5                      161859
General Growth Properties, Inc.      COM        370021107  149527    3631053 SH          DEFINED  1,4,5    1184321          2446732
General Growth Properties, Inc.      COM        370021107    4664     113262 SH          OTHER    1,2,4,5   113262
General Growth Properties, Inc.      COM        370021107    2273      55200 SH          OTHER    1,3,4,5    55200
Getty Realty Group                   COM        374297109    2380      89200 SH          DEFINED  1,4,5                       89200
Glimcher Realty Trust                COM        379302102    1330      93100 SH          DEFINED  1,4,5                       93100
GMH Communities Trust                COM SH BEN 36188G102    2822     511200 SH          DEFINED  1,4,5                      511200
Health Care REIT Inc.                COM        42217K106   73433    1643163 SH          DEFINED  1,4,5     544494          1098669
Health Care REIT Inc.                COM        42217K106    2313      51766 SH          OTHER    1,2,4,5    51766
Health Care REIT Inc.                COM        42217K106    1131      25300 SH          OTHER    1,3,4,5    25300
Highwoods Properties Inc.            COM        431284108   59917    2039383 SH          DEFINED  1,4,5     715616          1323767
Highwoods Properties Inc.            COM        431284108    2012      68488 SH          OTHER    1,2,4,5    68488
Highwoods Properties Inc.            COM        431284108     978      33300 SH          OTHER    1,3,4,5    33300
Hospitality Properties Trust         COM        44106M102    3419     106100 SH          DEFINED  1,4,5                      106100
Host Hotels & Resorts, Inc.          COM        44107P104  147274    8642858 SH          DEFINED  1,4,5    2977516          5665342
Host Hotels & Resorts, Inc.          COM        44107P104    4480     262907 SH          OTHER    1,2,4,5   262907
Host Hotels & Resorts, Inc.          COM        44107P104    2181     127969 SH          OTHER    1,3,4,5   127969
HRPT Properties Trust                COM        40426W101    8155    1055000 SH          DEFINED  1,4,5                     1055000
Kilroy Realty Corp.                  COM        49427F108   72737    1323450 SH          DEFINED  1,4,5     461181           862269
Kilroy Realty Corp.                  COM        49427F108    2589      47102 SH          OTHER    1,2,4,5    47102
Kilroy Realty Corp.                  COM        49427F108    1264      23000 SH          OTHER    1,3,4,5    23000
Kimco Realty Corporation             COM        49446R109   99079    2721960 SH          DEFINED  1,4,5     913296          1808664
Kimco Realty Corporation             COM        49446R109    3065      84203 SH          OTHER    1,2,4,5    84203
Kimco Realty Corporation             COM        49446R109    1492      41000 SH          OTHER    1,3,4,5    41000
Kite Realty Group Trust              COM        49803T102   33477    2192336 SH          DEFINED  1,4,5     726652          1465684
Kite Realty Group Trust              COM        49803T102    1058      69303 SH          OTHER    1,2,4,5    69303
Kite Realty Group Trust              COM        49803T102     504      33000 SH          OTHER    1,3,4,5    33000
LaSalle Hotel Properties             COM SH BEN 517942108     759      23801 SH          OTHER    1,2,4,5    23801
LaSalle Hotel Properties             COM SH BEN 517942108     364      11415 SH          OTHER    1,3,4,5    11415
LaSalle Hotel Properties             COM SH BEN 517942108   22853     716387 SH          DEFINED  1,4,5     292977           423410
Lexington Corporate
  Properties Trust                   COM SHS    529043101    5895     405400 SH          DEFINED  1,4,5                      405400
Liberty Property Trust               COM        531172104    3979     138100 SH          DEFINED  1,4,5                      138100
Macerich Company, The                COM        554382101   65841     926561 SH          DEFINED  1,4,5     315599           610962
Macerich Company, The                COM        554382101    2116      29781 SH          OTHER    1,2,4,5    29781
Macerich Company, The                COM        554382101    1037      14600 SH          OTHER    1,3,4,5    14600
Mack-Cali Realty Corporation         COM        554489104    2703      79500 SH          DEFINED  1,4,5                       79500
Medical Properties Trust Inc.        COM        58463J304    5669     556300 SH          DEFINED  1,4,5                      556300
National Retail Properties, Inc.     COM        637417106   25924    1108814 SH          DEFINED  1,4,5     121991           986823
Nationwide Health Properties, Inc.   COM        638620104  103475    3298520 SH          DEFINED  1,4,5    1110043          2188477
Nationwide Health Properties, Inc.   COM        638620104    3322     105902 SH          OTHER    1,2,4,5   105902
Nationwide Health Properties, Inc.   COM        638620104    1619      51600 SH          OTHER    1,3,4,5    51600
Omega Healthcare Investors, Inc.     COM        681936100    2459     153200 SH          DEFINED  1,4,5                      153200
Parkway Properties Inc.              COM        70159Q104     891      24100 SH          DEFINED  1,4,5                       24100
Plum Creek Timber Co Inc.            COM        729251108   48899    1062100 SH          DEFINED  1,4,5      87200           974900
ProLogis                             COM SHS    743410102    5282      83338 SH          OTHER    1,2,4,5    83338
ProLogis                             COM SHS    743410102    2586      40800 SH          OTHER    1,3,4,5    40800
ProLogis                             COM SHS    743410102  172339    2719135 SH          DEFINED  1,4,5     930663          1788472
PS Business Parks Inc.               COM        69360J107   14760     280870 SH          DEFINED  1,4,5     117688           163182
PS Business Parks Inc.               COM        69360J107     676      12870 SH          OTHER    1,2,4,5    12870
PS Business Parks Inc.               COM        69360J107     268       5100 SH          OTHER    1,3,4,5     5100
Public Storage, Inc.                 COM        74460D109  152703    2080140 SH          DEFINED  1,4,5     721260          1358880
Public Storage, Inc.                 COM        74460D109    5203      70880 SH          OTHER    1,2,4,5    70880
Public Storage, Inc.                 COM        74460D109    2548      34715 SH          OTHER    1,3,4,5    34715
Regency Centers Corp.                COM        758849103  120586    1869841 SH          DEFINED  1,4,5     628679          1241162
Regency Centers Corp.                COM        758849103    3743      58041 SH          OTHER    1,2,4,5    58041
Regency Centers Corp.                COM        758849103    1832      28400 SH          OTHER    1,3,4,5    28400
Senior Housing Properties Trust      COM SHS    81721M109    4874     214900 SH          DEFINED  1,4,5                      214900
Simon Property Group, Inc.           COM        828806109  303578    3495032 SH          DEFINED  1,4,5    1204680          2290352
Simon Property Group, Inc.           COM        828806109    9400     108217 SH          OTHER    1,2,4,5   108217
Simon Property Group, Inc.           COM        828806109    4595      52900 SH          OTHER    1,3,4,5    52900
SL Green Realty Corp                 COM        78440X101  145327    1554967 SH          DEFINED  1,4,5     495309          1059658
SL Green Realty Corp                 COM        78440X101    4345      46494 SH          OTHER    1,2,4,5    46494
SL Green Realty Corp                 COM        78440X101    2103      22500 SH          OTHER    1,3,4,5    22500
Sovran Self Storage, Inc.            COM        84610H108     914      22800 SH          DEFINED  1,4,5                       22800
Sun Communities, Inc.                COM        866674104    1477      70100 SH          DEFINED  1,4,5                       70100
Taubman Centers, Inc.                COM        876664103   80370    1633875 SH          DEFINED  1,4,5     581179          1052696
Taubman Centers, Inc.                COM        876664103    2565      52153 SH          OTHER    1,2,4,5    52153
Taubman Centers, Inc.                COM        876664103    1249      25400 SH          OTHER    1,3,4,5    25400
Universal Health Realty Income       COM SH BEN 91359E105    2084      58800 SH          DEFINED  1,4,5                       58800
U-Store-It Trust                     COM        91274F104    1063     116000 SH          DEFINED  1,4,5                      116000
Ventas Inc.                          COM        92276F100  111767    2469992 SH          DEFINED  1,4,5     793791          1676201
Ventas Inc.                          COM        92276F100    3218      71106 SH          OTHER    1,2,4,5    71106
Ventas Inc.                          COM        92276F100    1828      40400 SH          OTHER    1,3,4,5    40400
Vornado Realty Trust                 COM SH BEN 929042109    6524      74180 SH          OTHER    1,2,4,5    74180
Vornado Realty Trust                 COM SH BEN 929042109    3184      36200 SH          OTHER    1,3,4,5    36200
Vornado Realty Trust                 COM SH BEN 929042109  201825    2294769 SH          DEFINED  1,4,5     747766          1547003

REPORT SUMMARY                         131 DATA RECORDS    3536014         5       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED